Consolidated Statements of Convertible Preferred Stock and Stockholders' Equity (Deficit) (USD $) In Thousands, except Share data	Total	Convertible Preferred Stock [Member]	Convertible Preferred Stock [Member] Series A-2 [Member]	Convertible Preferred Stock [Member] Series B [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]
Balance at Dec. 31, 2011	$ (10,422)	$ 8,200			$ 10	$ 671	$ (11,103)
Balance, shares at Dec. 31, 2011		7,958,325			14,839,648
Issuance of Series A-2/Series B convertible preferred stock at $2.10 per share issued in exchange for cash			8,476
Issuance of Series A-2/Series B convertible preferred stock at $2.10 per share issued in exchange for cash, shares			7,840,966
Issuance of common stock upon exercise of options	32					32
Issuance of common stock upon exercise of options, shares					238,664
Common stock repurchased	(1)					(1)
Common stock repurchased, shares					(12,381)
Vesting of early exercised options	(13)					(13)
Stock-based compensation expense	333					333
Net loss	(15,042)						(15,042)
Balance at Dec. 31, 2012	(25,087)	16,676			10	1,048	(26,145)
Balance, shares at Dec. 31, 2012		15,799,291			15,065,931
Issuance of Series A-2/Series B convertible preferred stock at $2.10 per share issued in exchange for cash				4,294
Issuance of Series A-2/Series B convertible preferred stock at $2.10 per share issued in exchange for cash, shares				4,083,225
Issuance of stock upon conversion of convertible debt and accrued interest				6,490
Issuance of stock upon conversion of convertible debt and accrued interest, shares				6,041,356
Common stock warrants issued in connection with issuance of Series B convertible preferred stock	136			(136)		136
Issuance of common stock upon exercise of options	65					65
Issuance of common stock upon exercise of options, shares					771,341
Common stock repurchased
Common stock repurchased, shares					(2,857)
Vesting of early exercised options	4					4
Stock-based compensation expense	396					396
Effect of merger and recapitalization of share amounts					6	(6)
Issuance of shares to stockholders of Ekso Bionics Holdings Inc.					5	(5)
Issuance of shares to stockholders of Ekso Bionics Holdings Inc., shares					5,280,368
Net loss	(11,887)						(11,887)
Balance at Dec. 31, 2013	(36,373)	27,324			21	1,638	(38,032)
Balance, shares at Dec. 31, 2013		25,923,872			21,114,783
Issuance of common stock upon exercise of options	2					2
Issuance of common stock upon exercise of options, shares					90,057
Fair value of warrant liability transferred to equity upon net exercise	282					282
Fair value of warrant liability transferred to equity upon net exercise, shares		767,212
Conversion of preferred stock	27,324	(27,324)			27	27,297
Conversion of preferred stock, shares		(26,691,084)			26,691,084
Balance at Jan. 14, 2014	(8,765)				48	29,219	(38,032)
Balance, shares at Jan. 14, 2014					47,895,924
PPO shares issued for cash	25,300				25	25,275
PPO shares issued for cash, shares					25,300,000
PPO shares issued upon conversion of 2013 Bridge Notes	5,082				5	5,077
PPO shares issued upon conversion of 2013 Bridge Notes, shares					5,000,000
Shares issued to consultant
Shares issued to consultant, shares					250,000
Fair value of warrant obligation transferred to equity	96					96
Unamortized debt discounts transferred to equity	(947)					(947)
Offering costs	(3,339)					(3,339)
Issuance of common stock warrants at fair value	(10,614)					(10,614)
Balance at Jan. 16, 2014	6,813				78	44,767	(38,032)
Balance, shares at Jan. 16, 2014					78,445,924
Issuance of common stock from exercise of warrants, net	21,412				23	21,389
Issuance of common stock from exercise of warrants, net, shares					22,880,500
Fair value of warrant liability transferred to equity upon removal of anti-dilution clause	27,099					27,099
Issuance of common stock upon exercise of options	102				1	101
Issuance of common stock upon exercise of options, shares					294,934
Stock-based compensation expense	1,143					1,143
Net loss	(33,769)						(33,769)
Balance at Dec. 31, 2014	$ 22,800				$ 102	$ 94,499	$ (71,801)
Balance, shares at Dec. 31, 2014					101,621,358